Not FDIC Insured May Lose Value No Bank Guarantee
38966-Q3PH

Schedule of Investments
(unaudited)
Putnam International Capital Opportunities Fund 2
Notes to Schedule of Investments 7

Putnam Investment Funds
Schedule of Investments (unaudited), May 31, 2025
Putnam International Capital Opportunities Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 94.5%
Australia 2.5%
Brickworks Ltd. .................. Construction Materials 459,994 $ 8,153,710
Belgium 1.8%
a
Liberty Global Ltd., A .............. Diversified Telecommunication Services 609,800 5,872,374
Canada 6.2%
Cogeco Communications, Inc. ....... Diversified Telecommunication Services 159,500 8,031,078
a
International Petroleum Corp. ....... Oil, Gas & Consumable Fuels 427,209 6,011,313
MEG Energy Corp. ............... Oil, Gas & Consumable Fuels 368,600 6,451,541
20,493,932
Denmark 4.5%
Broedrene A&O Johansen A/S, B .... Trading Companies & Distributors 435,832 5,804,460
a
Demant A/S .................... Health Care Equipment & Supplies 101,503 3,986,406
Royal Unibrew A/S ............... Beverages 59,420 4,936,883
14,727,749
France 12.2%
Eurazeo SE .................... Financial Services 99,959 6,990,302
Kaufman & Broad SA ............. Household Durables 160,127 6,095,928
Rubis SCA ..................... Gas Utilities 341,762 11,127,268
SPIE SA ....................... Commercial Services & Supplies 214,549 10,906,148
Thermador Groupe ............... Trading Companies & Distributors 62,861 4,853,536
39,973,182
Germany 5.5%
Carl Zeiss Meditec AG ............ Health Care Equipment & Supplies 87,267 5,644,625
CTS Eventim AG & Co. KGaA ....... Entertainment 75,249 9,127,443
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 154,127 3,386,450
18,158,518
Greece 2.0%
National Bank of Greece SA ........ Banks 562,765 6,701,165
Hong Kong 0.8%
Cafe de Coral Holdings Ltd. ........ Hotels, Restaurants & Leisure 3,050,000 2,704,130
Ireland 3.4%
AIB Group plc ................... Banks 706,809 5,576,530
Dalata Hotel Group plc ............ Hotels, Restaurants & Leisure 857,440 5,598,086
11,174,616
Italy 1.4%
Interpump Group SpA ............. Machinery 118,019 4,603,234
Japan 22.6%
Avant Group Corp. ............... IT Services 477,300 5,083,218
Azbil Corp. ..................... Electronic Equipment, Instruments &
Components 698,200 6,133,557
BML, Inc. ...................... Health Care Providers & Services 178,000 3,702,362
Ebara Corp. .................... Machinery 145,600 2,328,400
Fukui Computer Holdings, Inc. ...... Software 361,900 7,672,210
G-7 Holdings, Inc. ................ Consumer Staples Distribution & Retail 492,400 4,573,026
Hikari Tsushin, Inc. ............... Industrial Conglomerates 27,500 7,485,851
Japan Material Co. Ltd. ............ Semiconductors & Semiconductor Equipment 737,500 7,527,831
Katitas Co. Ltd. .................. Real Estate Management & Development 384,500 5,866,149
Miroku Jyoho Service Co. Ltd. ....... Software 125,700 1,546,134
Nihon Dengi Co. Ltd. .............. Building Products 70,200 1,948,582

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Capital Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
NOF Corp. ..................... Chemicals 420,700 $ 7,440,779
NSD Co. Ltd. ................... IT Services 89,500 2,210,507
Riken Keiki Co. Ltd. .............. Electronic Equipment, Instruments &
Components 76,000 1,520,359
Software Service, Inc. ............. Health Care Technology 10,300 926,233
Takeuchi Manufacturing Co. Ltd. ..... Machinery 166,600 5,368,832
WingArc1st, Inc. ................. Software 121,500 3,183,959
74,517,989
Mexico 1.7%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,572,100 5,617,352
Netherlands 3.5%
Aalberts NV .................... Machinery 176,725 6,166,818
b
Euronext NV, 144A, Reg S ......... Capital Markets 33,315 5,429,651
11,596,469
South Korea 2.7%
MegaStudyEdu Co. Ltd. ........... Diversified Consumer Services 90,262 3,418,032
a
SK Square Co. Ltd. ............... Industrial Conglomerates 64,617 5,344,548
8,762,580
Spain 2.9%
Fomento de Construcciones y Contratas
SA .......................... Commercial Services & Supplies 211,364 2,974,645
Logista Integral SA ............... Air Freight & Logistics 203,321 6,565,682
9,540,327
Switzerland 1.7%
Swissquote Group Holding SA ....... Capital Markets 9,293 5,571,120
Taiwan 3.0%
Elite Material Co. Ltd. ............. Electronic Equipment, Instruments &
Components 216,000 5,305,623
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 289,305 4,638,491
9,944,114
United Kingdom 14.0%
Admiral Group plc ................ Insurance 227,212 10,263,408
Bellway plc ..................... Household Durables 246,884 9,021,912
Berkeley Group Holdings plc ........ Household Durables 130,230 7,386,708
Cranswick plc ................... Food Products 48,305 3,464,194
JET2 plc ....................... Passenger Airlines 218,052 5,462,376
OSB Group plc .................. Financial Services 902,780 5,956,001
Savills plc ...................... Real Estate Management & Development 345,585 4,539,380
46,093,979
United States 2.1%
a
QIAGEN NV .................... Life Sciences Tools & Services 153,091 6,910,392
Total Common Stocks (Cost $252,341,749) .....................................
311,116,932

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Capital Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Preferred Stocks 2.7%
Germany 2.7%
c
Jungheinrich AG, 2.26% ........... Machinery 223,761 $ 8,983,783
Total Preferred Stocks (Cost $5,685,469) .......................................
8,983,783
a a Industry
Principal
Amount
*
a Value
a a a a a
U.S. Government and Agency Securities 0.0%
†
United States 0.0%
†
d
U.S. Treasury Notes, 0.625%, 8/15/30 . 174,000 146,673
Total U.S. Government and Agency Securities (Cost $146,673) ....................
146,673
Total Long Term Investments (Cost $258,173,891) ...............................
320,247,388
Short Term Investments 2.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.4%
United States 0.4%
e,f
U.S. Treasury Bills, 4.18%, 10/02/25 .. 1,400,000 1,380,118
Total U.S. Government and Agency Securities (Cost $1,380,493) ..................
1,380,118
Shares
Money Market Funds 2.2%
United States 2.2%
g,h
Putnam Short Term Investment Fund,
Class P, 4.555% ................ 7,112,977 7,112,977
Total Money Market Funds (Cost $7,112,977) ...................................
7,112,977
a a a a a
Total Short Term Investments (Cost $8,493,470 ) .................................
8,493,095
a a a
Total Investments (Cost $266,667,361) 99.8% ...................................
$328,740,483
Other Assets, less Liabilities 0.2% .............................................
619,255
Net Assets 100.0% ...........................................................
$329,359,738
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the value of this security was
$5,429,651, representing 1.6% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.
d
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
e
The rate shown represents the yield at period end.
f
A portion or all of the security has been segregated as collateral for certain derivative contracts. At May 31, 2025, the value of this security pledged amounted to $540,218, representing 0.2% of net assets.
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Capital Opportunities Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At May 31, 2025, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Buy 750,300 996,597 6/18/25 $ 14,390 $ —
British Pound ...... BZWS Buy 459,700 609,637 6/18/25 9,783 —
British Pound ...... BZWS Sell 1,402,900 1,870,982 6/18/25 — (19,347)
British Pound ...... CITI Sell 1,072,200 1,376,077 6/18/25 — (68,651)
British Pound ...... GSCO Sell 861,900 1,105,744 6/18/25 — (55,618)
British Pound ...... HSBK Sell 1,838,400 2,356,838 6/18/25 — (120,302)
British Pound ...... JPHQ Sell 3,375,900 4,370,743 6/18/25 — (178,092)
British Pound ...... MSCO Sell 2,834,600 3,646,018 6/18/25 — (173,445)
British Pound ...... SSBT Sell 64,300 82,430 6/18/25 — (4,211)
British Pound ...... TDOM Sell 261,300 335,000 6/18/25 — (17,087)
British Pound ...... WPAC Sell 1,642,300 2,164,057 6/18/25 — (48,849)
Danish Krone ...... BOFA Sell 6,858,400 992,728 6/18/25 — (52,273)
Danish Krone ...... BZWS Sell 831,500 120,344 6/18/25 — (6,350)
Danish Krone ...... CITI Sell 5,773,500 838,153 6/18/25 — (41,543)
Danish Krone ...... HSBK Sell 4,736,900 686,094 6/18/25 — (35,658)
Danish Krone ...... JPHQ Sell 9,367,900 1,355,788 6/18/25 — (71,580)
Danish Krone ...... MSCO Buy 5,930,700 915,404 6/18/25 — (11,755)
Danish Krone ...... MSCO Sell 4,875,600 705,677 6/18/25 — (37,208)
Danish Krone ...... SSBT Sell 3,931,100 569,006 6/18/25 — (29,968)
Danish Krone ...... UBSW Sell 10,214,500 1,478,757 6/18/25 — (77,605)
Euro ............. BOFA Sell 3,965,900 4,281,159 6/18/25 — (226,160)
Euro ............. BZWS Buy 489,400 541,015 6/18/25 17,542 (2,345)
Euro ............. BZWS Sell 1,870,200 2,033,329 6/18/25 — (92,189)
Euro ............. CITI Buy 1,117,300 1,212,918 6/18/25 56,914 —
Euro ............. CITI Sell 1,722,400 1,858,720 6/18/25 — (98,820)
Euro ............. GSCO Sell 1,047,300 1,171,384 6/18/25 — (18,892)
Euro ............. HSBK Sell 7,545,800 8,193,021 6/18/25 — (382,920)
Euro ............. JPHQ Buy 1,224,600 1,342,429 6/18/25 49,352 —
Euro ............. MSCO Buy 4,742,400 5,201,233 6/18/25 188,668 (75)
Euro ............. MSCO Sell 3,691,100 4,193,143 6/18/25 10,759 (12,621)
Euro ............. SSBT Buy 1,296,500 1,453,800 6/18/25 20,427 (731)
Euro ............. SSBT Sell 1,000,500 1,096,207 6/18/25 — (40,880)
Euro ............. TDOM Buy 698,400 758,530 6/18/25 35,215 —
Euro ............. TDOM Sell 3,072,500 3,308,514 6/18/25 — (183,439)
Euro ............. UBSW Sell 6,479,100 7,126,874 6/18/25 10,505 (247,249)
Euro ............. WPAC Buy 686,400 790,809 6/18/25 — (10,703)
Euro ............. WPAC Sell 4,983,900 5,416,273 6/18/25 — (248,022)
Norwegian Krone ... BOFA Buy 4,296,900 396,263 6/18/25 24,689 —
Norwegian Krone ... GSCO Sell 10,151,800 924,753 6/18/25 — (69,784)
Norwegian Krone ... HSBK Buy 10,855,500 1,000,857 6/18/25 62,619 —
Norwegian Krone ... JPHQ Buy 7,612,200 701,558 6/18/25 44,184 —
Norwegian Krone ... MSCO Buy 5,596,400 516,006 6/18/25 32,254 —
Norwegian Krone ... UBSW Buy 9,849,000 908,149 6/18/25 56,724 —
Swedish Krona ..... BOFA Buy 19,580,600 1,948,664 6/18/25 95,589 —
Swedish Krona ..... BZWS Buy 11,716,300 1,206,756 6/18/25 16,448 —
Swedish Krona ..... GSCO Buy 8,019,500 798,335 6/18/25 38,916 —
Swedish Krona ..... GSCO Sell 18,559,900 1,861,351 6/18/25 — (76,339)
Swedish Krona ..... HSBK Buy 18,144,700 1,806,111 6/18/25 88,231 —
Swedish Krona ..... JPHQ Buy 36,953,900 3,677,595 6/18/25 180,465 —
Swedish Krona ..... MSCO Buy 33,234,100 3,308,605 6/18/25 161,101 —
Swedish Krona ..... MSCO Sell 18,853,100 1,875,125 6/18/25 — (93,175)
Swedish Krona ..... SSBT Buy 18,020,200 1,793,691 6/18/25 87,653 —
Swedish Krona ..... TDOM Buy 11,586,600 1,153,435 6/18/25 56,229 —
Swedish Krona ..... WPAC Buy 6,376,200 660,353 6/18/25 5,334 —

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam International Capital Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 10 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... BOFA Buy 2,151,400 2,450,398 6/18/25 $ 168,500 $ —
Swiss Franc ....... BZWS Buy 814,500 927,457 6/18/25 64,033 —
Swiss Franc ....... HSBK Buy 4,649,300 5,291,159 6/18/25 368,430 —
Swiss Franc ....... JPHQ Buy 4,240,200 4,960,022 6/18/25 203,087 (1,515)
Swiss Franc ....... MSCO Sell 925,900 1,090,136 6/18/25 — (36,962)
Swiss Franc ....... SSBT Buy 310,100 353,151 6/18/25 24,333 —
Swiss Franc ....... SSBT Sell 966,700 1,136,374 6/18/25 — (40,389)
Swiss Franc ....... UBSW Buy 3,502,300 3,988,498 6/18/25 274,850 —
Swiss Franc ....... WPAC Buy 864,600 984,643 6/18/25 67,834 —
Australian Dollar .... BOFA Buy 2,770,800 1,755,816 7/16/25 31,430 —
Australian Dollar .... CITI Buy 1,961,300 1,237,031 7/16/25 28,064 —
Australian Dollar .... HSBK Buy 939,700 592,767 7/16/25 13,366 —
Australian Dollar .... JPHQ Buy 3,531,000 2,228,110 7/16/25 49,486 —
Australian Dollar .... MSCO Buy 6,302,600 3,975,207 7/16/25 90,151 —
Australian Dollar .... SSBT Buy 2,445,900 1,542,646 7/16/25 35,030 —
Australian Dollar .... SSBT Sell 1,439,700 861,749 7/16/25 — (66,899)
Australian Dollar .... WPAC Buy 306,200 193,242 7/16/25 4,266 —
Canadian Dollar .... BOFA Buy 1,639,600 1,151,801 7/16/25 45,623 —
Canadian Dollar .... HSBK Buy 4,548,300 3,243,180 7/16/25 78,510 —
Canadian Dollar .... JPHQ Buy 2,020,200 1,418,919 7/16/25 56,463 —
Canadian Dollar .... SSBT Buy 1,301,500 914,174 7/16/25 36,330 —
Canadian Dollar .... TDOM Buy 2,218,100 1,574,421 7/16/25 45,490 —
Canadian Dollar .... UBSW Buy 2,980,200 2,106,916 7/16/25 69,566 —
Israeli New Shekel .. SSBT Buy 9,697,900 2,631,081 7/16/25 130,649 —
Israeli New Shekel .. UBSW Buy 1,816,000 503,787 7/16/25 13,366 —
Mexican Peso ...... BOFA Sell 400,400 19,272 7/16/25 — (1,260)
Mexican Peso ...... BZWS Sell 6,115,000 294,321 7/16/25 — (19,247)
Mexican Peso ...... CITI Sell 15,827,300 761,642 7/16/25 — (49,957)
Mexican Peso ...... GSCO Sell 23,259,100 1,111,134 7/16/25 — (81,557)
Mexican Peso ...... HSBK Sell 17,612,400 847,524 7/16/25 — (55,612)
Mexican Peso ...... SSBT Sell 21,543,900 1,038,666 7/16/25 — (66,071)
Mexican Peso ...... UBSW Sell 9,458,800 455,411 7/16/25 — (29,621)
New Zealand Dollar . JPHQ Buy 1,623,400 934,954 7/16/25 36,586 —
Chinese Yuan ...... HSBK Buy 3,832,500 536,334 8/20/25 — (1,198)
Hong Kong Dollar ... CITI Buy 6,736,300 870,269 8/20/25 — (5,746)
Hong Kong Dollar ... TDOM Buy 5,038,100 650,729 8/20/25 — (4,149)
Japanese Yen ...... BOFA Sell 6,661,800 45,480 8/20/25 — (1,235)
Japanese Yen ...... BZWS Sell 339,328,100 2,335,306 8/20/25 — (44,209)
Japanese Yen ...... CITI Sell 187,175,600 1,278,000 8/20/25 — (34,556)
Japanese Yen ...... HSBK Sell 232,870,100 1,637,004 8/20/25 4,018 —
Japanese Yen ...... MSCO Buy 561,036,600 3,910,479 8/20/25 23,751 —
Japanese Yen ...... SSBT Sell 210,784,200 1,459,628 8/20/25 — (18,481)
Japanese Yen ...... UBSW Buy 37,465,900 258,841 8/20/25 3,886 —
Japanese Yen ...... UBSW Sell 14,337,500 97,880 8/20/25 — (2,661)
New Taiwan Dollar .. BZWS Sell 82,975,200 2,804,637 8/20/25 — (26,619)
New Taiwan Dollar .. SSBT Sell 182,731,100 6,178,566 8/20/25 — (56,533)
Singapore Dollar .... JPHQ Buy 4,786,600 3,687,255 8/20/25 42,760 —
South Korean Won .. GSCO Buy 12,367,768,300 8,782,055 8/20/25 218,267 —
South Korean Won .. JPHQ Sell 2,039,176,900 1,447,765 8/20/25 — (36,193)
Total Forward Exchange Contracts ................................................... $3,592,116 $(3,534,556)
Net unrealized appreciation (depreciation) ............................................ $57,560
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Capital Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $5,618,910 $52,626,661 $(51,132,594) $— $— $7,112,977 7,112,977 $178,443
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.599% ............. $5,719 $13,361,454 $(13,367,173) $— $— $— — $11,668
Total Affiliated Securities ... $5,624,629 $65,988,115 $(64,499,767) $— $— $7,112,977 $190,111
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Capital Opportunities Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 8,153,710 $ — $ 8,153,710
Belgium .............................. 5,872,374 — — 5,872,374
Canada .............................. 14,482,619 6,011,313 — 20,493,932
Denmark ............................. 5,804,460 8,923,289 — 14,727,749
France ............................... 4,853,536 35,119,646 — 39,973,182
Germany ............................. — 18,158,518 — 18,158,518
Greece .............................. — 6,701,165 — 6,701,165
Hong Kong ........................... — 2,704,130 — 2,704,130
Ireland ............................... 5,598,086 5,576,530 — 11,174,616
Italy ................................. — 4,603,234 — 4,603,234
Japan ............................... — 74,517,989 — 74,517,989
Mexico .............................. 5,617,352 — — 5,617,352
Netherlands ........................... — 11,596,469 — 11,596,469
South Korea .......................... — 8,762,580 — 8,762,580
Spain ................................ 6,565,682 2,974,645 — 9,540,327
Switzerland ........................... — 5,571,120 — 5,571,120
Taiwan ............................... — 9,944,114 — 9,944,114
United Kingdom ........................ — 46,093,979 — 46,093,979
United States .......................... — 6,910,392 — 6,910,392
Preferred Stocks ........................ — 8,983,783 — 8,983,783
U.S. Government and Agency Securities ....... — 146,673 — 146,673
Short Term Investments ................... 7,112,977 1,380,118 — 8,493,095
Total Investments in Securities ........... $55,907,086 $272,833,397
a
$— $328,740,483
Other Financial Instruments:
Forward Exchange Contracts ............... $— $3,592,116 $— $3,592,116
Total Other Financial Instruments ......... $— $3,592,116 $— $3,592,116
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 3,534,556 $ — $ 3,534,556
Total Other Financial Instruments ......... $— $3,534,556 $— $3,534,556
a
Includes foreign securities valued at $271,306,606, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.